Note 7 - Income Taxes	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7.	Income taxes

There is no provision for income taxes because the Company and its subsidiaries were in a cumulative loss position for the six months ended June 30, 2020 and 2021.

The Company recorded a full valuation allowance against deferred tax assets for all periods presented. There were no material changes in unrecognized tax benefits and related interest and penalties for the three and six months ended June 30, 2021. The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months.